Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

March 28, 2008

Filing Room

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (File Nos. 2-92633 and 811-04087) / Rule 497(j)
Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040
Series and Target 2050 Series

Dear Sir or Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated March 28, 2008 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 65, which was filed electronically under Accession Number 0001193125-08-068194 on March 28, 2008.

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Jodi L. Hedberg

Jodi L. Hedberg
Corporate Secretary